Property, Plant and Equipment (Sensitivities - Trinidad) (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Retail [Member]
Disclosure Of PropertyPlant Equipment Impairment Sensitivities [Line Items]
After tax discount rate	14.40%
Potash [Member]
Disclosure Of PropertyPlant Equipment Impairment Sensitivities [Line Items]
Terminal Growth Rate	2.50%	2.50%
Nitrogen [Member]
Disclosure Of PropertyPlant Equipment Impairment Sensitivities [Line Items]
Terminal Growth Rate	2.30%	2.30%
Key Assumptions [Member] | North America Retail [Member]
Disclosure Of PropertyPlant Equipment Impairment Sensitivities [Line Items]
Terminal Growth Rate	2.50%